EMPLOYEE RELATED LIABILITIES (Schedule of Assets Measured at Fair Value) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in commingled funds	$ 0	$ 0
Total plan assets at fair value	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in commingled funds	18,904	19,953
Total plan assets at fair value	18,904	19,953
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in commingled funds	0	0
Total plan assets at fair value	$ 0	$ 0